Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

22. Subsequent events

On February 25, 2021, the Company completed the Share Repurchase Program (see Note 14), with approximately 2,233,770 ADSs representing 1,116,885 ordinary shares repurchased at an average price of US$44.77 per ADS.